Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Expenses by nature

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Raw materials and supplies used	5,518,145	4,512,527	3,991,490
Employee benefit expenses	6,757,888	6,466,303	5,836,068
Depreciation expenses	4,634,112	4,751,902	4,779,333
Others	5,053,088	4,699,586	4,926,828
	21,963,233	20,430,318	19,533,719